Loans and Investments, Impaired Loans and Allowance for Loan Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Changes in allowance for loan losses
Allowance at beginning of period	$ 83,712	$ 86,762
Provision for loan losses	2,000	59	$ 6,509
Charge-offs	(20,473)	(2,959)	(32,000)
Charge-off on loan reclassification to real estate owned, net			(2,500)
Recoveries of reserves	(2,456)	(150)	(734)
Allowance at end of period	$ 62,783	$ 83,712	$ 86,762
Number of impaired loans | loan	5	8	9
Aggregate carrying value of impaired loans before reserves	$ 163,550	$ 187,351	$ 189,200
Multifamily Portfolio
Changes in allowance for loan losses
Aggregate carrying value of impaired loans before reserves		2,451
Office
Changes in allowance for loan losses
Aggregate carrying value of impaired loans before reserves	2,288	22,778
Land
Changes in allowance for loan losses
Aggregate carrying value of impaired loans before reserves	124,812	125,926
Hotel Portfolio
Changes in allowance for loan losses
Aggregate carrying value of impaired loans before reserves	$ 34,750	$ 34,496